Lease (Details) - USD ($)	1 Months Ended			6 Months Ended
	May 31, 2021	Jul. 31, 2020	Feb. 28, 2019	Sep. 30, 2021
Lease [Abstract]
Weighted average remaining lease term				3 years 5 months 15 days
Weighted average discount rate				5.00%
Operating lease cost				$ 45,913
Operating lease term		2 years	2 years
Operating lease expiry		Jul. 03, 2022	Jan. 31, 2021
Security deposit			$ 62,570
Lease agreements, description	the Company entered into two lease agreements that will expire in July 2022 and May 2027, respectively.			the Company entered into a three-year lease agreement that will expire in August 2024.